Offerings	May 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,094,137
Proposed Maximum Offering Price per Unit	65.42
Maximum Aggregate Offering Price	$ 136,998,442.54
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,974.46
Offering Note	In accordance with Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional shares of common stock, par value $0.0001 per share, of IPG Photonics Corporation, a Delaware Corporation (the “Registrant”) that become issuable under the IPG Photonics Corporation 2025 Incentive Compensation Plan (the “Equity Plan”) and the IPG Photonics Corporation 2008 Employee Stock Purchase Plan (the “ESPP Plan”) to prevent dilution from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s common stock on May 14, 2025, a date within five business days of the date of this Registration Statement, as reported on the Nasdaq Global Select Market.Represents additional 2,094,137 shares of common stock of the Registrant covered by this Registration Statement on Form S-8 (the “Registration Statement”) are authorized and reserved for issuance under the Equity Plan.Represents 252,998 shares of common stock of the Registrant covered by this Registration Statement to be issued under the ESPP Plan by reason of an automatic annual increase provision therein.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	252,998
Proposed Maximum Offering Price per Unit	65.42
Maximum Aggregate Offering Price	$ 16,551,129.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,533.98
Offering Note	In accordance with Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional shares of common stock, par value $0.0001 per share, of IPG Photonics Corporation, a Delaware Corporation (the “Registrant”) that become issuable under the IPG Photonics Corporation 2025 Incentive Compensation Plan (the “Equity Plan”) and the IPG Photonics Corporation 2008 Employee Stock Purchase Plan (the “ESPP Plan”) to prevent dilution from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s common stock on May 14, 2025, a date within five business days of the date of this Registration Statement, as reported on the Nasdaq Global Select Market.Represents additional 2,094,137 shares of common stock of the Registrant covered by this Registration Statement on Form S-8 (the “Registration Statement”) are authorized and reserved for issuance under the Equity Plan.Represents 252,998 shares of common stock of the Registrant covered by this Registration Statement to be issued under the ESPP Plan by reason of an automatic annual increase provision therein.